Prepaid expenses	12 Months Ended
Dec. 31, 2022
Prepaid expenses
Prepaid expenses
14 Prepaid expenses
As of December 31, 2022, prepaid expenses were comprised of prepaid server hosting fees and software licenses USD 14,421 thousand (2021: USD 1,652 thousand), advance payments to the Group’s partners for online payment services amounting to USD 1,155 thousand (2021: USD 1,183 thousand) and prepaid rent represents USD 3,015 thousand (2021: USD 594 thousand). The remaining amount of USD 2,743 thousand is related to insurance and other goods and services (2021: USD 2,243 thousand).